Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (3,565,285)	$ 5,017,546	$ 2,586,196
Less: Net loss from discontinued operations	1,078,534	1,884,611	1,451,689
Net income (loss) from continuing operations	(2,486,751)	6,902,157	4,037,885
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of intangible asset	1,499,753	730,964	757,825
Allowance for credit losses - financing receivables	92,036	2,245,159	0
Gain on debt extinguishment	(298,213)	0	0
Inventory reserve	0	0	12,376
Depreciation expense	6,519	199,009	229,431
Amortization of intangible asset 1	21,071	10,920	8,092
Change in fair value of convertible note	504,006	165,704	0
Change in fair value of warrant liabilities	3,767,626	0	0
Accrued compensation on convertible note	908,440	0	0
Amortization of right of use assets	99,387	144,566	347,127
Gain from disposal of property, plant and equipment	0	(472)	0
Loss (gain) on disposal of subsidiaries	1,014,743	(3,555,235)	0
Changes in operating assets and liabilities:
Accounts receivable	4,854,593	(3,545,224)	709,744
Advances to suppliers	(3,761,291)	(17,956)	2,505,273
Inventory	14,653	105,321	(146,555)
Prepaid expenses and other receivables	(2,013,531)	(65,840)	351,840
Accounts payable	(817,724)	1,304,624	667,291
Accrued liabilities and other payables	(277,410)	825,251	620,983
Customer deposits	308	(64,449)	(1,896,172)
Lease liabilities	(162,385)	(144,566)	(366,772)
Taxes payable	1,142,983	24,427	485,373
Net cash provided by continuing operations, operating activities	4,058,813	5,264,360	8,323,741
Net cash used in discontinued operations, operating activities	(73,663)	(4,070)	(30,740)
Net cash provided by operating activities	3,985,150	5,260,290	8,293,001
Cash flows from investing activities
Acquisition of property, plant and equipment	(80,525)	(431)	(1,571)
Cash of disposed subsidiaries	(889)	0	0
Proceeds from disposal of property, plant and equipment	0	1,645	0
Acquisition of intangible assets	0	(213,170)	(2,692)
Financing receivables	(1,840,722)	(2,180,970)	(44,953,234)
Net cash used in continuing operations, investing activities	(1,922,136)	(2,392,926)	(44,957,497)
Net cash used in discontinued operations, investing activities	0	(182,557)	(41,910)
Net cash used in investing activities	(1,922,136)	(2,575,483)	(44,999,407)
Cash flows from financing activities
Proceeds from loans from third parties	2,223,000	224,521	0
Repayment of loans from third parties	(2,433,093)	0	(3,151,786)
Cancellation of common stock due to reverse split	0	0	(4,573)
Proceeds from bank loans	0	0	3,875,478
Repayment of bank loans	0	(423,675)	(4,618,488)
Proceeds from (repayment of) loans from related parties, net	(964,656)	(217,305)	9,921,233
Proceeds from (repayment of) convertible note	(285,714)	1,999,990	0
Proceeds from issuance of common stock and warrants	1,722,500	5,834,325	10,120,400
Proceeds from exercising of warrants	3,199,187	0	0
Net cash used in continuing operations, financing activities	3,461,224	7,417,856	16,142,264
Net cash provided by (used in) discontinued operations	8,001	11,702	(849,961)
Net cash provided by financing activities	3,469,225	7,429,558	15,292,303
Effect of exchange rate changes on cash, cash equivalents and restricted cash	553,862	29,356	(3,171,267)
Net increase (decrease) in cash, cash equivalents and restricted cash	6,086,101	10,143,721	(24,585,370)
Cash, cash equivalents and restricted cash, beginning of year	29,125,232	18,981,511	43,566,881
Cash, cash equivalents and restricted cash, end of year	35,211,333	29,125,232	18,981,511
Supplemental disclosure information:
Income taxes paid	1,844,265	2,290,143	2,590,282
Interest paid	254,783	92,181	474,579
Non-cash transactions of investing and financing activities
Conversion of convertible note	2,060,000	438,000	0
Consideration from disposal of subsidiaries offset with accounts payable	250,149	0	0
Right-of-use assets (extinguished) obtained in exchange for lease liabilities	1,094,557	0	0
Reclassification of warrant liability to equity upon exercise of warrants	3,126,000	0	0
Reconciliation To Amounts On Consolidated Balance Sheets:
Cash, cash equivalents and restricted cash	35,190,663	29,061,639	18,927,840
Cash,cash equivalents and restricted cash included in current assets of discontinued operations	20,670	63,593	53,671
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 35,211,333	$ 29,125,232	$ 18,981,511